Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	2018 £m	2017 £m
Debt securities(1)	13,229
Loans and advances to customers(2)	73

	13,302

(1)	These debt securities were previously classified as available-for-sale within ‘Financial investments’ under IAS 39. See Note 44.
(2)

These comprise other loans and receivables mainly held within hold to collect and sell business models that were moved from trading assets and loans and advances to customers at amortised cost, to ‘Financial assets at FVOCI’, due to their reclassification to FVOCI on adoption of IFRS 9. See Note 44.